RELATED PARTY TRANSACTION (Details Narrative) (USD $)	3 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
Related Party Transactions [Abstract]
Due to Related Party	$ 56,730		$ 47,331	$ 23,541
Annual Compensation	125,000	102,000
Periodic Compensation Payments	1,000	1,000
Accrued Compensation	307,915		273,667	152,000
Hourly Comensation Rate	300	300
Monthly Retainer Fee	6,250		6,250
Accrued Legal Fees	$ 188,444		$ 175,618	$ 100,036